Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Oct. 31, 2009	Sep. 30, 2010	Sep. 30, 2011	Nov. 30, 2012 Subsequent Event	Oct. 09, 2012 Subsequent Event	Oct. 15, 2012 Subsequent Event	Oct. 25, 2012 Subsequent Event	Oct. 15, 2012 Subsequent Event Term Loans	Oct. 15, 2012 Senior Subordinated Notes
Subsequent Event [Line Items]
Restricted payments maximum amount allowed for cash dividend					$ 850,000,000
Additional term loan facility in the aggregate principal amount								150,000,000
Issuance of senior subordinated notes			3,619,125,000						550,000,000
Debt instrument, interest rate stated percentage									5.50%
Issue price of debt instruments as percentage of face amount									100.00%
Debt instrument frequency of interest payment									semiannually
Debt instrument, maturity date									Oct. 15, 2020
Dividend authorized and declared per share	$ 7.65	$ 7.65				$ 12.85
Cash dividend on outstanding shares of common stock				663,500,000
Special cash dividend and dividend equivalents expected to be paid						36,000,000
Business acquisition agreement amount							$ 236,000,000